Finance income and expense (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Schedule of finance income

	Six months ended 30 June 2023 unaudited £’000	Six months ended 30 June 2022 unaudited £’000
Finance income
Interest received on bank deposits	24	6
Gain on equity settled derivative financial liability	386	398
Total finance income	410	404

The gain on the equity settled derivative financial liability in 1H23 and 1H22 arose as a result of the fall in the Biodexa share price.

	Six months ended 30 June 2023 unaudited £’000	Six months ended 30 June 2022 unaudited £’000
Finance expense
Interest expense on lease liabilities	15	24
Other loans	7	-
Total finance expense	22	24

	2022 £’000	2021 £’000	2020 £’000
Finance income
Interest received on bank deposits	29	–	1
Gain on equity settled derivative financial liability	468	936	–
Total finance income	497	936	1

	2022 £’000	2021 £’000	2020 £’000
Finance expense
Interest expense on lease liabilities	43	36	20
Other loans	10	8	14
Loss on equity settled derivative financial liability	–	–	397
Total finance expense	53	44	431